Revenue and Related Matters - Narrative (Details) shares in Millions			3 Months Ended				12 Months Ended
	Sep. 21, 2022 USD ($)	Mar. 24, 2022 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2023 shares	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
Service Revenue
Revenue							$ 137,421,000	$ 122,368,000	$ 105,522,000
Consideration on collaboration activities					$ 1,000,000
Research and development							31,082,000	26,064,000	26,809,000
Deferred revenue							(794,000)	635,000	2,599,000
Commitments and contingencies (Note 15)
Contract with Customer, Asset, after Allowance for Credit Loss							0	0
Deferred Revenue, Revenue Recognized							7,900,000	7,700,000
Amount of transaction price allocated to performance obligations							9,900,000
Impairment loss							$ 0	0	0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Service Revenue
Performance obligation satisfaction period							12 months
Amount of transaction price allocated to performance obligations							$ 8,800,000
UltraDx
Service Revenue
Revenue							1,100,000	1,800,000	1,900,000
UltraDx | Variable interest entities
Service Revenue
Number of contingent consideration collaboration | shares				1.0
One customer | Customer Concentration Risk | Revenue Benchmark
Service Revenue
Revenue								$ 14,000,000	$ 13,700,000
Number Of Customers With High Percent Of Total Revenue | customer								1	1
Revenue as a percentage of total revenue								10.00%	10.00%
One customer | Customer Concentration Risk | Accounts Receivable
Service Revenue
Revenue								$ 3,600,000
Number Of Customers With High Percent Of Total Revenue | customer								1
Revenue as a percentage of total revenue								10.00%
Collaboration and license revenue
Service Revenue
Revenue							4,452,000	$ 1,380,000	$ 649,000
Grant revenue
Service Revenue
Revenue							1,985,000	1,229,000	570,000
Undelivered licenses of intellectual property
Service Revenue
Amount of transaction price allocated to performance obligations							9,900,000
Collaboration agreement | Eli Lilly
Service Revenue
Revenue							4,500,000	6,000,000	10,900,000
Statement of works agreement | Eli Lilly
Service Revenue
Collaborative arrangement payment received per quarter			$ 1,500,000			$ 1,500,000
ADDF
Service Revenue
Revenue							500,000		600,000
Contract value		$ 2,300,000					2,300,000
Research and development								500,000	600,000
ADDF | Grant revenue
Service Revenue
Revenue							1,100,000
Research and development								1,100,000
Deferred revenue							0
National Institutes of Health
Service Revenue
Revenue							800,000
Contract value	$ 1,700,000
Grants Received							1,100,000
Research and development							600,000
National Institutes of Health | Grant revenue
Service Revenue
Revenue							$ 800,000	$ 700,000	$ 0
Minimum
Service Revenue
Period of payment							30 days
Maximum
Service Revenue
Period of payment							45 days